EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
EMPLOYEE BENEFITS

24.	EMPLOYEE BENEFITS

The Company sponsors post-employment benefits, such as retirement plans, medical and dental care, among others, for employees in Brazil and employees of subsidiaries located in the Dominican Republic, Barbados, Panama, Uruguay, Bolivia, Argentina and Canada, based on employees' salaries and length of service. These entities are governed by the local regulations and practices applicable in each individual country, as well as the relationship with the Company’s pension funds and their composition.

Post-employment retirement benefits are managed through pension funds and are classified as either defined contribution or defined benefit plans.

Defined benefit plans and the other post-employment benefits are not granted to new retirees.

24.1 Defined contribution plans

These plans are funded by the participants and the sponsor, and are managed by administered pension funds. During 2024, the Company contributed R$99.2 (R$91.3 and R$82.0 during 2023 and 2022) to these funds, which was recorded in expenses. Under this plan, the Company may no longer have obligations to grant additional rights to beneficiaries, such as disability retirement, death pension, funeral assistance, among others.

24.2 Defined benefit plans

At December 31, 2024, 2023 and 2022 the net liability for defined benefit plans consists of the following:

	2024	2023	2022
Present value of funded obligations	(5,630.2)	(5,365.5)	(5,476.5)
Fair value of plan assets	4,943.5	4,604.6	4,543.3
Present value of net obligations	(686.7)	(760.9)	(933.2)
Present value of unfunded obligations	(961.1)	(917.2)	(921.0)
Present value of net obligations	(1,647.8)	(1,678.1)	(1,854.2)
Asset ceiling	(367.6)	(182.6)	(163.3)
Net liabilities	(2,015.4)	(1,860.7)	(2,017.5)
Other long term employee benefits	(150.8)	(93.9)	(87.1)
Total employee benefits	(2,166.2)	(1,954.6)	(2,104.6)
Employee benefits amount in the balance sheet
Liabilities	(2,236.7)	(2,011.9)	(2,161.2)
Assets	70.5	57.3	56.6
Net liabilities	(2,166.2)	(1,954.6)	(2,104.6)

The changes in the present value of the defined benefit obligations, and in the fair value of plan assets, are as follow:

	Present value of net obligations			Fair value of plan assets			Asset ceiling			Total liabilities
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Defined benefit obligation at January 1	(6,282.7)	(6,397.5)	(8,519.7)	4,604.6	4,543.3	5,638.0	(182.6)	(163.3)	(180.1)	(1,860.7)	(2,017.5)	(3,061.8)

Recognized in the income statement
Service costs	(43.3)	(24.1)	(47.0)	-	-	-	-	-	-	(43.3)	(24.1)	(47.0)
Interest costs	(382.1)	(413.4)	(353.2)	-	-	-	(16.8)	(16.2)	(15.6)	(398.9)	(429.6)	(368.8)
Interest income	-	-	-	281.3	318.1	262.1	-	-	-	281.3	318.1	262.1
Administrative costs	-	-	-	(8.3)	(5.2)	(5.2)	-	-	-	(8.3)	(5.2)	(5.2)
Curtailments, settlements and other	-	-	-	3.5	(4.8)	(1.8)	-	-	-	3.5	(4.8)	(1.8)
Subtotal	(425.4)	(437.5)	(400.2)	276.5	308.1	255.1	(16.8)	(16.2)	(15.6)	(165.7)	(145.6)	(160.7)

Included in the comprehensive income for the period
Gains/(losses) on settlements or reductions in benefits	3.7	2.5	3.8	-	-	-	-	-	-	3.7	2.5	3.8
Actuarial gains/(losses) - demographic assumptions	-	11.5	-	-	-	-	-	-	-	-	11.5	-
Actuarial gains/(losses) - financial assumptions	253.1	(297.0)	1,333.6	-	-	-	(168.2)	(3.1)	32.4	84.9	(300.1)	1,366.0
Experience adjustments	85.7	91.2	(171.5)	-	-	-	-	-	-	85.7	91.2	(171.5)
Effects of exchange differences	(750.7)	216.7	787.7	450.9	(102.0)	(482.6)	-	-	-	(299.8)	114.7	305.1
Expected return, excluding interest income	-	-	-	(103.6)	101.7	(614.6)	-	-	-	(103.6)	101.7	(614.6)
Subtotal	(408.2)	24.9	1,953.6	347.3	(0.3)	(1,097.2)	(168.2)	(3.1)	32.4	(229.1)	21.5	888.8

Others
Contributions by plan participants	(4.8)	(4.2)	(5.6)	4.6	4.6	5.8	-	-	-	(0.2)	0.4	0.2
Reclassifications	0.3	-	-	-	-	-	-	-	-	0.3	-	-
Contributions by employer	-	-	-	240.3	280.5	316.0	-	-	-	240.3	280.5	316.0
Benefits paid, excluding administrative costs	529.5	531.6	574.4	(529.8)	(531.6)	(574.4)	-	-	-	(0.3)	-	-
Subtotal	525.0	527.4	568.8	(284.9)	(246.5)	(252.6)	-	-	-	240.1	280.9	316.2

Total	(6,591.3)	(6,282.7)	(6,397.5)	4,943.5	4,604.6	4,543.3	(367.6)	(182.6)	(163.3)	(2,015.4)	(1,860.7)	(2,017.5)

The employee benefit revenue/(expenses) is included in the following line items in the income statement:

	2024	2023	2022
Other operating income/(expenses)	-	-	(0.1)
Cost of sales	(32.1)	(15.1)	(26.4)
Commercial expenses	(11.8)	(7.3)	(9.4)
Administrative income/(expenses)	(9.2)	(8.9)	(14.1)
Financial expenses	(112.6)	(114.3)	(107.8)
	(165.7)	(145.6)	(157.8)

24.3 Plan assets

The real return on plan assets generated at December 31, 2024 was a gain of R$177.7 (a loss of R$419.7 at December 31, 2023 and a loss of R$(352.5) at December 31, 2022).

At December 31, 2024, the Company recorded an amount of R$70.5 (R$57.3 at December 31, 2023 and R$56.6 at December 31, 2022) up to the asset ceiling not exceeding the present value of future benefits.

The changes in the asset ceiling not exceeding the present value of future benefits are as follow:

	2024	2023	2022
Position of plan assets at January	57.3	56.6	27.9
Interest income/(expenses)	4.2	4.9	-
Changes in asset ceiling excluding amounts included in interest income/(expenses)	(6.3)	(0.1)	30.2
Effects of exchange differences	15.3	(4.1)	(1.5)
Position of plan assets at December 31	70.5	57.3	56.6

The plan assets at December 31, 2024, 2023 and 2022 consisted of the following:

	2024			2023			2022
	Rated	Unrated	Total	Rated	Unrated	Total	Rated	Unrated	Total
Government bonds	43%	-	43%	43%	-	43%	43%	-	43%
Corporate bonds	10%	-	10%	10%	-	10%	10%	-	10%
Equity instruments	15%	-	15%	15%	-	15%	15%	-	15%
Cash	6%	-	6%	6%	-	6%	6%	-	6%
Others	26%	-	26%	26%	-	26%	26%	-	26%

The overall expected rate of return is calculated by weighting the individual rates in accordance with Ambev’s expected share of the total investment portfolio.

Ambev expects to contribute approximately R$264.3 to its defined benefit plans in 2025.

24.4 Assumptions

The assumptions used in the calculation of the obligations are as follow:

	2024 (i)	2023 (i)	2022 (i)
Discount rate	4.6% to 11.6%	4.6% to 11.7%	5.1% to 11.0%
Inflation	2.0% to 5.0%	2.0% to 3.5%	2.0% to 3.5%
Future salary increases	1.0% to 8.7%	1.0% to 7.1%	1.0% to 7.1%
Future pension increases	2.7% to 4.0%	2.7% to 3.8%	2.7% to 3.8%
Medical costs trend rate	6.3% a 7.1% p.a. reducing to 7.1%	6.4% a 7.1% p.a. reducing to 7.1%	6.4% a 7.1% p.a. reducing to 7.1%
Dental claims trend rate	3.5%	3.5%	3.5%

Life expectancy for a male over 65 years old	84 to 87	84 to 87	84 to 87
Life expectancy for a female over 65 years old	86 to 89	86 to 89	86 to 89

(i)	Includes assumptions in Brazil, Central America and Caribbean, Latin America - South and Canada.

24.5 Risk

Through its defined benefit pension plans and post-employment medical plans, the Company is exposed to several risks, the most significant of which are detailed below:

Risk	Description
Asset volatility	The plan liabilities are calculated using a discount rate pegged to high-quality private securities. If plan assets underperform this yield, the Company’s net defined benefit obligation may increase. Most of the Company’s funded plans hold a significant proportion of equities, which are expected to outperform corporate bonds in the long-term, while being subject to volatility and risk in the short-term. As the plans mature, the Company usually reduces the level of its investment risk by investing more in assets that better match the liabilities.
Changes in bond yields	A decrease in corporate bond yields will increase plan liabilities, although this will be partially offset by an increase in the value of the plans’ bond holdings.
Inflation	Some of the Company’s pension obligations are linked to inflation, with higher inflation leading to higher liabilities. The majority of the plan’s assets are either unaffected by or only loosely correlated with inflation, meaning that an increase in inflation could potentially increase the Company’s net benefit obligation.
Life expectancy	Most of the plans’ liabilities relate to obligations to provide benefits over the life of the member, so increases in life expectancy will result in an increase in the plans’ liabilities.
Investment strategy	In the case of funded plans, the Company ensures that the investment positions are managed within an asset-liability matching (“ALM”) framework to ensure long-term investments that are in line with the Company’s obligations under the pension schemes. Within this framework, the Company’s ALM objective is to match the assets to the pension obligations by investing in long-term fixed interest securities with maturities that match the benefit payments as they fall due and which are denominated in the appropriate currency.

24.6 Sensitivity

The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions is as follows:

In millions of Brazilian Reais		2024		2023		2022
	Change in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption
Medical cost trend rate	100 bases points	(80.1)	69.4	(95.2)	82.2	(94.3)	81.8
Discount rate	50 bases points	315.1	(236.7)	284.8	(302.4)	307.9	(328.0)
Future salary increases	50 bases points	(4.6)	25.9	(17.3)	14.7	(17.6)	16.5
Longevity	One year	(150.2)	241.4	(201.0)	196.1	(221.5)	213.5

The data presented in these tables are purely hypothetical, and are based on changes in individual assumptions while holding all other assumptions constant. In practice, economic conditions and changes therein always affect other assumptions at the same time, and thus the effects of changes in one assumption are not linear. As such, the above information is not necessarily a reasonable representation of future results.

24.7 Fundação Zerrenner

Fundação Zerrenner is a legally distinct entity whose main goal is to provide the Company’s current and retired employees and managers with health care and dental assistance, technical and higher education courses, and to maintain facilities for assisting and helping elderly people, among other activities, either through direct initiatives or through financial assistance agreements with other entities.

The present value of funded obligations includes R$555.1 at December 31, 2024 (R$633.3 at December 31, 2023 and R$665.4 at December 31, 2022) of two healthcare plans for which the benefits were provided directly by Fundação Zerrenner.

Accounting policies

Post-employment benefits

Post-employment benefits include pensions managed in Brazil by Instituto Ambev de Previdência Privada (“IAPP”), as well as post-employment dental benefits and post-employment medical benefits managed by Fundação Zerrenner. Usually, pension plans are funded by payments made by both the Company and the plan participants, based on the recommendations of independent actuaries. Post-employment dental benefits and post-employment medical benefit obligations are funded using the returns on the assets of the Fundação Zerrenner plan. If necessary, the Company may contribute some of its profits to Fundação Zerrenner. The Company maintains both funded and unfunded plans.

a) Defined contribution plans

A defined contribution plan is a pension plan under which the Company pays fixed contributions into a fund. The Company has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to their service in the current and prior periods. The contributions to these plans are recognized as expenses in the period during which they are incurred.

b) Defined benefit plans

Typically, defined benefit plans define an amount of pension benefit that an employee will receive upon retirement, usually dependent on one or more factors such as age, years of service and level of compensation.

For defined benefit plans, expenses are assessed separately for each plan using the projected credit unit method, which assumes that each period of service gives rise to an additional unit of benefit, and measures each such unit separately. Based on this method, the cost of providing pensions is charged to the income statement over the period of service of the employee, and consist of current service costs, interest costs, past service costs and the effects of any agreements and settlements. The obligations of the plan recognized in the balance sheet are measured at the present value of the estimated future cash outflows using a discount rate equivalent to the rates of government bonds with terms to maturity similar to those of the respective obligation, and based on the fair values of the plan assets.

Past service costs arise from the introduction of a new plan or changes to an existing plan. They are recognized immediately in the income statement, at the earlier of: (i) the time when the settlement/curtailment occurs; or (ii) the time when the Company recognizes the related restructuring or termination costs, unless those changes are conditional upon the employee’s continued employment for a specific period of time (i.e. the period over which the rights are acquired). In such cases, past service costs are amortized using the straight-line method over the period during which the rights are acquired.

Actuarial assumptions are established used to anticipate future events for the calculation of pension and other long-term employee benefit expenses. These include assumptions regarding interest rates, health plan costs, discount rate, future salary increases and pensions, as well as life expectancy. These assumptions are reviewed annually by independent actuaries.

Actuarial gains and losses consist of the effects of differences between the previous actuarial assumptions and the actual results, and the effects of changes in actuarial assumptions. Actuarial gains and losses are fully recognized in carrying value adjustments.

Remeasurements, representing actuarial gains and losses, the effects of the asset ceiling and the return on plan assets, both excluding net interest, are recognized in full for period during which they occur in the statement of comprehensive income. Remeasurements are not reclassified to profit or loss in subsequent periods.

When the amount of the defined benefit obligation is negative (an asset), the Company recognizes those assets (prepaid expenses) to the extent of the value of the economic benefits available to the Company either as a result of refunds or reductions in future contributions.

c) Other post-employment obligations

The Company and some of its subsidiaries provide post-employment medical benefits, reimbursement of medication expenses and other benefits to certain retirees. These benefits are not granted to new retirees. The expected costs of these benefits are recognized over the period of employment, using an accounting methodology similar to that used for defined benefit plans, including actuarial gains and losses.

d)Termination benefits

Termination benefits are recognized as expenses at the earlier of: (i) the time when the Company is demonstrably committed, without a realistic possibility of withdrawal, to a formal detailed plan to terminate employment before the normal retirement date; or (ii) the time when the Company recognizes costs related to restructuring.

e) Bonuses

Bonuses granted to employees and managers are based on the achievement of pre-defined company and individual targets. The estimated amounts of bonuses are recognized as expenses in the period during which the bonuses are earned.